Impairments - Additional Information (Details) - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Tangible Asset Impairment Charges	$ 118,003
Impairment of Intangible Assets, Finite-lived	$ 107,365		$ 107,365
Percentage of royalty rate	2.00%
Impairment of Intangible Assets, Indefinite-lived Excluding Goodwill	$ 78,734	$ 563,200	$ (107,365)	$ 563,200
Goodwill, Impairment Loss	377,101				$ 0
Goodwill	$ 683,327			$ 21,244